Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	118,918,015.37	19,924
Yield Supplement Overcollateralization Amount at 07/31/13	2,352,171.61	0

Receivables Balance at 07/31/13	121,270,186.98	19,924
Principal Payments	9,271,729.86	629
Defaulted Receivables	142,504.88	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	2,039,942.12	0

Pool Balance at 08/31/13	109,816,010.12	19,282

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,431,868.00	160
Past Due 61-90 days	401,597.81	50
Past Due 91 + days	37,403.16	9

Total	1,870,868.97	219

Total 31+ Delinquent as % Ending Pool Balance	1.70%

Recoveries	97,880.92

Aggregate Net Losses/(Gains) - August 2013	44,623.96

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.71%
Weighted Average APR, Yield Adjusted	7.55%
Weighted Average Remaining Term	19.25

Flow of Funds	$ Amount

Collections	9,864,348.85
Advances	(1,015.95)
Investment Earnings on Cash Accounts	610.88
Servicing Fee	(101,058.49)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	9,762,885.29

Distributions of Available Funds
(1) Class A Interest	142,988.71
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,102,005.25
(7) Distribution to Certificateholders	436,556.53
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	9,762,885.29

Servicing Fee	101,058.49
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 08/15/13	109,536,927.65
Principal Paid	9,102,005.25
Note Balance @ 09/16/13	100,434,922.40

Class A-1
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-2
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-3
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-4
Note Balance @ 08/15/13	77,640,927.65
Principal Paid	9,102,005.25
Note Balance @ 09/16/13	68,538,922.40
Note Factor @ 09/16/13	34.5970957%

Class B
Note Balance @ 08/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	31,896,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	224,323.51
Total Principal Paid	9,102,005.25

Total Paid	9,326,328.76

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	142,988.71
Principal Paid	9,102,005.25

Total Paid to A-4 Holders	9,244,993.96

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2446271
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9258292

Total Distribution Amount	10.1704563

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.7217788
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	45.9451266

Total A-4 Distribution Amount	46.6669054

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/13	15,383.99
Balance as of 08/31/13	14,368.04
Change	(1,015.95)

Reserve Account
Balance as of 08/15/13	2,345,271.93
Investment Earnings	120.11
Investment Earnings Paid	(120.11)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93